Form N-1A Supplement	Jun. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 22, 2025 to the
Actively Managed Exchange-Traded Funds Prospectus
dated October 31, 2024, as supplemented from time to time (the “Prospectus”)
and to the Statement of Additional Information dated October 31, 2024, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Active Bond Exchange-Traded Fund (the “Fund”)
Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.10% to 0.45%.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the table in the “Management of the Funds—Management Fees”. In addition, effective September 2, 2025, in the SAI, corresponding changes are made to the “Management of the Trust—Management Fee Rates” section.

PIMCO Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 22, 2025 to the
Actively Managed Exchange-Traded Funds Prospectus
dated October 31, 2024, as supplemented from time to time (the “Prospectus”)
and to the Statement of Additional Information dated October 31, 2024, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Active Bond Exchange-Traded Fund (the “Fund”)
Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.10% to 0.45%.
Accordingly, effective September 2, 2025, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Example following the table in the “Fund Summaries” section, and to the table in the “Management of the Funds—Management Fees”. In addition, effective September 2, 2025, in the SAI, corresponding changes are made to the “Management of the Trust—Management Fee Rates” section.